Principal Accounting Policies - Property, Equipment and Software (Details)	Dec. 31, 2024
Leasehold improvements
Property, Equipment and Software
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Computers and electronic equipment
Property, Equipment and Software
Property, equipment and software useful life	3 years
Office equipment
Property, Equipment and Software
Property, equipment and software useful life	3 years
Software
Property, Equipment and Software
Property, equipment and software useful life	3 years